Fees Summary	Aug. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 143,158,045.29
Total Fee Amount	19,770.13
Total Offset Amount	0
Net Fee	$ 19,770.13
Offset Table N/A	N/A